Variable interest entity (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IX, LLC Joint Venture [Member]
Variable interest entity (Details) [Line Items]
Interest percentage	51.00%	51.00%
Total assets (in Dollars)	$ 2.8	$ 1.3
Total liabilities (in Dollars)	$ 2.6	$ 1.3
IX, LLC Joint Venture [Member] | X-Energy [Member]
Variable interest entity (Details) [Line Items]
Interest percentage	49.00%
IX, LLC Joint Venture [Member] | X-energy, LLC [Member]
Variable interest entity (Details) [Line Items]
Interest percentage		49.00%
Space Network Solutions, LLC [Member]
Variable interest entity (Details) [Line Items]
Interest percentage	90.00%
Variable interest entity profits interest percent.	47.00%
Space Network Solutions, LLC [Member] | KBR [Member]
Variable interest entity (Details) [Line Items]
Interest percentage	10.00%
Variable interest entity profits interest percent.	53.00%